Summary of Significant Accounting Policies - Notes Receivable (Details) - Notes Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies
Term of interest-bearing promissory note	15 years
Allowance for losses, Note receivable	$ 0	$ 0
London Interbank Offered Rate (LIBOR)
Summary of Significant Accounting Policies
Note receivable issued, interest rate	4.60%